Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000151117 | Top10HoldingUnited Kingdom GiltBNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000151117 | Top10HoldingU.S. Treasury NotesBNY-912828Y95
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151117 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000151117 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000151117 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000151117 | Top10HoldingUnited Mexican StatesBNY-BQXQSG8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151117 | Top10HoldingKingdom of ThailandBNY-B9LY0X6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151117 | Top10HoldingRepublic of SerbiaBNY-BVY4Y57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151117 | Top10HoldingGovernment of JapanBNY-BSHRRG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151117 | Top10HoldingBonos de la Tesoreria de la Republica en pesosBNY-BMXCSY6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151117 | Other0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151117 | 0BNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000151117 | 0BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000151117 | 0BNY-68389XEB7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000151117 | 0BNY-3136BPUZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151117 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151117 | 0BNY-BL4983633
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151117 | 0BNY-34417RAB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151117 | 0BNY-92538WAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151117 | 0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151118 | Top10HoldingUnited Kingdom GiltBNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000151118 | Top10HoldingU.S. Treasury NotesBNY-912828Y95
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151118 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000151118 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000151118 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000151118 | Top10HoldingUnited Mexican StatesBNY-BQXQSG8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151118 | Top10HoldingKingdom of ThailandBNY-B9LY0X6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151118 | Top10HoldingRepublic of SerbiaBNY-BVY4Y57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151118 | Top10HoldingGovernment of JapanBNY-BSHRRG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151118 | Top10HoldingBonos de la Tesoreria de la Republica en pesosBNY-BMXCSY6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151118 | Other0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151118 | 0BNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000151118 | 0BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000151118 | 0BNY-68389XEB7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000151118 | 0BNY-3136BPUZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151118 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151118 | 0BNY-BL4983633
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151118 | 0BNY-34417RAB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151118 | 0BNY-92538WAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151118 | 0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159134 | Top10HoldingUnited Kingdom GiltBNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000159134 | Top10HoldingU.S. Treasury NotesBNY-912828Y95
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159134 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159134 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159134 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159134 | Top10HoldingUnited Mexican StatesBNY-BQXQSG8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159134 | Top10HoldingKingdom of ThailandBNY-B9LY0X6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159134 | Top10HoldingRepublic of SerbiaBNY-BVY4Y57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159134 | Top10HoldingGovernment of JapanBNY-BSHRRG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159134 | Top10HoldingBonos de la Tesoreria de la Republica en pesosBNY-BMXCSY6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159134 | Other0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159134 | 0BNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000159134 | 0BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159134 | 0BNY-68389XEB7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159134 | 0BNY-3136BPUZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159134 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159134 | 0BNY-BL4983633
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159134 | 0BNY-34417RAB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159134 | 0BNY-92538WAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159134 | 0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219340 | Top10HoldingUnited Kingdom GiltBNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000219340 | Top10HoldingU.S. Treasury NotesBNY-912828Y95
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219340 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219340 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219340 | Top10HoldingBrazil Notas do Tesouro NacionalBNY-BK6FNL0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219340 | Top10HoldingUnited Mexican StatesBNY-BQXQSG8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219340 | Top10HoldingKingdom of ThailandBNY-B9LY0X6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219340 | Top10HoldingRepublic of SerbiaBNY-BVY4Y57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219340 | Top10HoldingGovernment of JapanBNY-BSHRRG4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219340 | Top10HoldingBonos de la Tesoreria de la Republica en pesosBNY-BMXCSY6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219340 | Other0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219340 | 0BNY-BSQNRC9
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000219340 | 0BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219340 | 0BNY-68389XEB7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219340 | 0BNY-3136BPUZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219340 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219340 | 0BNY-BL4983633
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219340 | 0BNY-34417RAB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219340 | 0BNY-92538WAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219340 | 0BNY-89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%